SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

CLASS A SHARES

DWS Alternative Asset Allocation Fund
DWS California Tax-Free Income Fund
DWS Capital Growth Fund
DWS Clean Technology Fund
DWS Communications Fund
DWS Core Equity Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS Disciplined Market Neutral Fund
DWS Diversified International Equity
  Fund
DWS Dreman International Value Fund
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund
DWS Emerging Markets Equity Fund
DWS Enhanced Commodity Strategy
  Fund
DWS Enhanced Emerging Markets
  Fixed Income Fund
DWS Enhanced Global Bond Fund
DWS Equity Dividend Fund

DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Inflation Fund
DWS Global Small Cap Growth Fund
DWS Global Thematic Fund
DWS GNMA Fund
DWS Gold & Precious Metals Fund
DWS Health Care Fund
DWS High Income Fund
DWS Intermediate Tax/AMT Free Fund
DWS International Fund
DWS Large Cap Focus Growth Fund
DWS Large Cap Value Fund
DWS Latin America Equity Fund
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund
DWS LifeCompass Retirement Fund
DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund
DWS Mid Cap Growth Fund
DWS New York Tax-Free Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate
  Securities Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Select Alternative Allocation Fund
DWS Short Duration Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic Government Securities
  Fund
DWS Strategic High Yield Tax-Free Fund
DWS Technology Fund
DWS U.S. Bond Index Fund
DWS Ultra-Short Duration Fund
DWS Unconstrained Income Fund
DWS World Dividend Fund

Effective immediately, the following replaces similar disclosure set forth in the “Class A Shares” sub–section of the section entitled “CHOOSING A SHARE CLASS” of each fund’s prospectus:

In certain circumstances, you may be able to buy Class A shares without a sales charge. For example, the sales charge will be waived if you are reinvesting dividends or distributions or if you are exchanging an investment in Class A shares of another fund in the DWS family of funds for an investment in Class A shares. In addition, a sales charge waiver may apply to transactions by certain retirement plans and certain other entities or persons (e.g., affiliated persons of Deutsche Asset Management or the DWS funds) and with respect to certain types of investment programs (e.g., an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services or a no–load network, platform or self–directed brokerage account offered by a financial service firm that has entered into an agreement with DIDI that may or may not charge you a transaction fee).

Details regarding the types of investment programs and categories of investors eligible for a sales charge waiver are provided in each fund’s Statement of Additional Information.

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charge for investors in other situations as well. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.

Please Retain This Supplement for Future Reference

September 12, 2012 PROSTKR-175

CLASS A SHARES

SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

DWS Alternative Asset Allocation Fund
DWS California Tax-Free Income Fund
DWS Capital Growth Fund
DWS Clean Technology Fund
DWS Communications Fund
DWS Core Equity Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS Disciplined Market Neutral Fund
DWS Diversified International Equity Fund
DWS Dreman International Value Fund
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund
DWS Emerging Markets Equity Fund
DWS Enhanced Commodity Strategy Fund
DWS Enhanced Emerging Markets Fixed
Income Fund
DWS Enhanced Global Bond Fund
DWS Equity Dividend Fund
DWS Floating Rate Fund

DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Inflation Fund
DWS Global Small Cap Growth Fund
DWS Global Thematic Fund
DWS GNMA Fund
DWS Gold & Precious Metals Fund
DWS Health Care Fund
DWS High Income Fund
DWS Intermediate Tax/AMT Free Fund
DWS International Fund
DWS Large Cap Focus Growth Fund
DWS Large Cap Value Fund
DWS Latin America Equity Fund
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund
DWS LifeCompass Retirement Fund
DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund
DWS Mid Cap Growth Fund
DWS New York Tax-Free Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities
  Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Select Alternative Allocation Fund
DWS Short Duration Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic Government Securities Fund
DWS Strategic High Yield Tax-Free Fund
DWS Technology Fund
DWS U.S. Bond Index Fund
DWS Ultra-Short Duration Fund
DWS Unconstrained Income Fund
DWS World Dividend Fund

Effective immediately, the following disclosure replaces similar disclosure in the sub-section entitled “Class A Shares Reduced Sales Charges” of the “PURCHASE AND REDEMPTION OF SHARES” section of each fund’s statement of additional information:

Class A NAV Sales. Class A shares may be sold at net asset value without a sales charge to:

(1)	a current or former director or trustee of Deutsche or DWS mutual funds;

(2)
an employee (including the employee’s spouse or life partner and children or stepchildren age 21 or younger) of Deutsche Bank AG or its affiliates or of a subadvisor to any fund in the DWS family of funds or of a broker-dealer authorized to sell shares of a fund or service agents of a fund;

(3)	certain professionals who assist in the promotion of DWS funds pursuant to personal services contracts with DIDI, for themselves or immediate members of their families;

(4)	any trust, pension, profit-sharing or other benefit plan for only such persons listed under the preceding paragraphs (1) and (2);

(5)	persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm;

(6)
selected employees (including their spouses or life partners and children or stepchildren age 21 or younger) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of a fund for their clients pursuant to an agreement with DIDI or one of its affiliates. Only those employees of such banks and other firms who as  part of their usual duties provide services related to transactions in fund shares qualify;

(7)
unit investment trusts sponsored by Ranson & Associates, Inc. and unit holders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors through reinvestment programs described in the prospectuses of such trusts that have such programs;

(8)
persons who purchase such shares through certain investment advisors registered under the Investment Advisers Act of 1940 and other financial services firms acting solely as agent for their clients, that adhere to certain standards established by DIDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program or agency commission program under which such clients pay a fee to the investment advisor or other firm for portfolio management or agency brokerage services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by a fund;

(9)
financial service firms that have entered into an agreement with DIDI to offer Class A shares through a no-load network, platform or self-directed brokerage account that may or may not charge transaction fees to their clients;

(10)
employer-sponsored employee benefit plans using the Flex subaccount recordkeeping system (Flex Plans) made available through ExpertPlan under an alliance with DIDI and its affiliates, established prior to October 1, 2003, provided that the Flex Plan is a participant-directed plan that has not less than 200 eligible employees;

(11)
investors investing $1 million or more ($250,000 or more for DWS Alternative Asset Allocation Fund, DWS California Tax–Free Income Fund, DWS Disciplined Market Neutral Fund, DWS Floating Rate Fund, DWS Global Thematic Fund, DWS GNMA Fund, DWS Intermediate Tax/AMT Free Fund, DWS Large Cap Value Fund, DWS Managed Municipal Bond Fund, DWS Massachusetts Tax-Free Fund, DWS New York Tax-Free Income Fund, DWS Short-Term Municipal Bond Fund, DWS Short Duration Fund, DWS Strategic High Yield Tax-Free Fund, DWS Select Alternative Allocation Fund, DWS Strategic Government Securities Fund and DWS Unconstrained Income Fund), either as a lump sum or through the Combined Purchases, Letter of Intent and Cumulative Discount features referred to above (collectively, the Large Order NAV Purchase Privilege). The Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege is available;

(12)	defined contribution investment only plans with a minimum of $1 million in plan assets regardless of the amount allocated to the DWS funds;

In addition, Class A shares may be sold at net asset value without a sales charge in connection with:

(13)	the acquisition of assets or merger or consolidation with another investment company, and under other circumstances deemed appropriate by DIDI and consistent with regulatory requirements;

(14)
a direct “roll over” of a distribution from a Flex Plan or from participants in employer sponsored employee benefit plans maintained on the OmniPlus subaccount record keeping system made available through ADP, Inc. under an alliance between ADP, Inc. and DIDI and its affiliates into a DWS Investments IRA;

(15)	reinvestment of fund dividends and distributions; and

(16)	exchanging an investment in Class A shares of another fund in the DWS family of funds for an investment in a fund.

Class A shares also may be purchased at net asset value without a sales charge in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global  Income Fund, et al., Case No. 93 C 5231 (N.D. IL). This privilege is generally non-transferable and continues for the lifetime of individual class members and has expired for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the “Tabankin Class.” Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (i) Proposed Settlement with Defendants; and (ii) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of fund shares at net asset value pursuant to this privilege, DIDI may in its discretion pay dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by DIDI. The privilege of purchasing Class A shares of a fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.

Effective immediately, the following disclosure replaces the last paragraph of the “Class A Shares” sub-section of “Retail Funds: Class A, B, C and R” section of the “PART II: APPENDIX II-D — FINANCIAL SERVICES FIRMS’ COMPENSATION” of each fund’s statement of additional information:

As indicated under “Purchases” under Part II “Purchase and Redemption of Shares,” Class A shares may be sold at net asset value without a sales charge to certain professionals who assist in the promotion of DWS mutual funds pursuant to personal services contracts with DIDI, for themselves or members of their families. DIDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased.  In addition, Class A shares of certain DWS mutual funds may participate in a no-load network, platform or self-directed brokerage account offered by a financial service firm that has entered into an agreement with DIDI as further indicted under “Purchases” under Part II “Purchase and Redemption of Shares.”  The DWS mutual funds may collectively pay a financial service firm a one-time set-up fee of up to $25,000 to participate in such a no-load network, platform or self-directed brokerage account.

Please Retain This Supplement for Future Reference

September 12, 2012
SAISTKR-71

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